Financial Instrument Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of maximum exposure to credit risk
The positive fair value of derivative assets is used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all derivative contracts with a positive fair value. Additionally, we have credit exposure to items not on the Consolidated Statements of Financial Position as follows:

As at December 31,	2021	2020
Off-balance sheet item:
Loan commitments(1)	$2,402	$1,890

(1)    Loan commitments include commitments to extend credit under commercial and multi-family residential mortgages and private debt securities not quoted in an active market. Commitments on debt securities contain provisions that allow for withdrawal of the commitment if there is deterioration in the credit quality of the borrower.

Disclosure of right of offset and collateral
We do not offset financial instruments in our Consolidated Statements of Financial Position, as our rights of offset are conditional. The following tables present the effect of conditional netting and similar arrangements. Similar arrangements include global master repurchase agreements, security lending agreements, and any related rights to financial collateral.

As at December 31,		2021			2020
Financial instruments presented in the Consolidated Statements of Financial Position(1)		Related amounts not set off in the Consolidated Statements of Financial Position			Financial instruments presented in the Consolidated Statements of Financial Position(1)	Related amounts not set off in the Consolidated Statements of Financial Position
		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount
Financial assets:
Derivative assets (Note 6.A.v)	$1,583	$(828)	$(558)	$197	$2,160	$(883)	$(1,139)	$138
Reverse repurchase agreements (Note 8)	—	—	—	—	4	(4)	—	—
Total financial assets	$1,583	$(828)	$(558)	$197	$2,164	$(887)	$(1,139)	$138
Financial liabilities:
Derivative liabilities	$(1,392)	$828	$550	$(14)	$(1,744)	$883	$736	$(125)
Repurchase agreements (Note 5.F.ii)	(2,324)	—	2,324	—	(2,208)	4	2,204	—
Cash collateral on securities lent (Note 5.F.iii)	(51)	—	48	(3)	(306)	—	301	(5)
Obligations for securities borrowing	(51)	—	51	—	—	—	—	—
Total financial liabilities	$(3,818)	$828	$2,973	$(17)	$(4,258)	$887	$3,241	$(130)

(1)    Net amounts of the financial instruments presented in our Consolidated Statements of Financial Position are the same as our gross recognized financial instruments, as we do not offset financial instruments in our Consolidated Statements of Financial Position.
(2) Financial collateral excludes overcollateralization and, for exchange-traded derivatives, initial margin. Total financial collateral, including initial margin and overcollateralization, received on derivative assets was $678 ($1,275 as at December 31, 2020), received on reverse repurchase agreements was $nil ($4 as at December 31, 2020), pledged on derivative liabilities was $1,616 ($1,830 as at December 31, 2020), and pledged on repurchase agreements was $2,324 ($2,208 as at December 31, 2020).
Disclosure of financial assets
The following table summarizes the financial assets included in our Consolidated Statements of Financial Position and the asset classifications applicable to these assets:

Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL and AFS
Equity securities	FVTPL and AFS
Mortgages and loans	Loans and receivables
Other invested assets	FVTPL and AFS
Policy loans	Loans and receivables
The carrying values and fair values of our financial assets are shown in the following table:

As at	December 31, 2021		December 31, 2020
	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash, cash equivalents and short-term securities	$12,278	$12,278	$13,527	$13,527
Debt securities - fair value through profit or loss	75,998	75,998	77,834	77,834
Debt securities - available-for-sale(1)	12,729	12,729	11,255	11,255
Equity securities - fair value through profit or loss	7,538	7,538	6,369	6,369
Equity securities - available-for-sale	1,575	1,575	262	262
Mortgages and loans(1)	51,692	55,756	49,946	56,231
Derivative assets	1,583	1,583	2,160	2,160
Other invested assets - fair value through profit or loss(2)	4,435	4,435	3,339	3,339
Other invested assets - available-for-sale(2)	781	781	828	828
Other invested assets - Collateralized Loan Obligations	1,865	1,855	—	—
Policy loans	3,261	3,261	3,265	3,265
Total financial assets(3)	$173,735	$177,789	$168,785	$175,070

(1)    As at December 31, 2021, the fair value of invested assets that have contractual cash flows that qualify as SPPI include $12,604 of Debt securities - AFS ($11,159 as at December 31, 2020), $51,249 of Mortgages and loans supporting insurance contract liabilities ($51,480 as at December 31, 2020), and $4,499 of Mortgages and loans not supporting insurance contract liabilities ($4,741 as at December 31, 2020).
(2)    Other invested assets (FVTPL and AFS) include our investments in segregated funds, mutual funds and limited partnerships.
(3)    Invested assets on our Consolidated Statements of Financial Position of $184,522 ($177,912 as at December 31, 2020) includes Total financial assets in this table, Investment properties of $9,109 ($7,516 as at December 31, 2020), Other invested assets - non-financial assets of $1,678 ($1,611 as at
December 31, 2020).
The following table provides a reconciliation of the beginning and ending balances for assets and liabilities that are categorized in Level 3:

For the years ended	Debt securities - fair value through profit or loss	Debt securities - available-for-sale	Equity securities - fair value through profit or loss	Equity securities - available-for-sale	Other invested assets	Investment properties	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2021
Beginning balance	$225	$67	$181	$47	$2,645	$7,516	$10,681	$550	$11,231
Included in net income(1)(2)(3)	(6)	—	10	5	392	1,032	1,433	23	1,456
Included in OCI(2)	—	(1)	—	33	13	—	45	—	45
Purchases	29	5	8	15	1,074	764	1,895	65	1,960
Sales / Payments	(9)	(13)	(25)	(26)	(469)	(197)	(739)	(9)	(748)
Settlements	(15)	(3)	(5)	—	—	—	(23)	(1)	(24)
Transfers (out) of Level 3(4)	(57)	(10)	(73)	—	—	—	(140)	—	(140)
Foreign currency translation(5)	(5)	(2)	—	—	(5)	(6)	(18)	(17)	(35)
Ending balance	$162	$43	$96	$74	$3,650	$9,109	$13,134	$611	$13,745
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$(4)	$—	$11	$5	$382	$1,038	$1,432	$27	$1,459
December 31, 2020
Beginning balance	$248	$50	$188	$35	$2,445	$7,306	$10,272	$549	$10,821
Included in net income(1)(2)(3)	11	—	—	—	(87)	(63)	(139)	(22)	(161)
Included in OCI(2)	—	2	—	—	19	—	21	—	21
Purchases	67	15	11	46	594	620	1,353	30	1,383
Sales / Payments	(10)	—	(2)	(33)	(304)	(325)	(674)	(14)	(688)
Settlements	(9)	(2)	(15)	—	—	—	(26)	(1)	(27)
Transfers into Level 3(4)	3	2	—	—	—	—	5	1	6
Transfers (out) of Level 3(4)	(88)	(1)	—	—	—	—	(89)	(1)	(90)
Foreign currency translation(5)	3	1	(1)	(1)	(22)	(22)	(42)	8	(34)
Ending balance	$225	$67	$181	$47	$2,645	$7,516	$10,681	$550	$11,231
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$2	$—	$—	$—	$(68)	$13	$(53)	$(23)	$(76)

(1)    Included in Net investment income (loss) for Total invested assets measured at fair value in our Consolidated Statements of Operation.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income is comprised of fair value changes on investment properties of $1,070 ($19 in 2020), net of amortization of leasing commissions and tenant inducements of $38 ($82 in 2020). As at December 31, 2020, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2021	2020
Cash	$2,297	$2,498
Cash equivalents	5,529	8,156
Short-term securities	4,452	2,873
Cash, cash equivalents and short-term securities	12,278	13,527
Less: Bank overdraft, recorded in Other liabilities	133	6
Net cash, cash equivalents and short-term securities	$12,145	$13,521
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2021			2020
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Canada	$33,028	$5,135	$38,163	$34,005	$4,685	$38,690
United States	26,678	4,552	31,230	27,183	3,984	31,167
United Kingdom	4,196	562	4,758	4,592	487	5,079
Other	12,096	2,480	14,576	12,054	2,099	14,153
Total debt securities	$75,998	$12,729	$88,727	$77,834	$11,255	$89,089
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,	2021			2020
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$4,798	$2,303	$7,101	$4,560	$1,929	$6,489
Canadian provincial and municipal government	15,930	1,149	17,079	16,909	1,333	18,242
U.S. government and agency	1,642	771	2,413	1,678	797	2,475
Other foreign government	4,754	757	5,511	5,281	823	6,104
Total government issued or guaranteed debt securities	27,124	4,980	32,104	28,428	4,882	33,310
Corporate debt securities by industry sector:
Financials	10,258	1,690	11,948	10,644	1,212	11,856
Utilities	7,414	778	8,192	7,561	682	8,243
Industrials	5,791	805	6,596	5,659	567	6,226
Energy	3,992	287	4,279	4,452	350	4,802
Communication services	3,534	352	3,886	3,644	322	3,966
Real estate	2,334	354	2,688	2,438	329	2,767
Health care	2,081	346	2,427	1,986	186	2,172
Consumer staples	2,047	231	2,278	1,893	158	2,051
Consumer discretionary	1,814	306	2,120	1,606	165	1,771
Information technology	1,426	209	1,635	1,308	187	1,495
Materials	1,361	156	1,517	1,473	152	1,625
Total corporate debt securities	42,052	5,514	47,566	42,664	4,310	46,974
Asset-backed securities	6,822	2,235	9,057	6,742	2,063	8,805
Total debt securities	$75,998	$12,729	$88,727	$77,834	$11,255	$89,089

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2021	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,765	$1,623	$—	$—	$3,388
Office	1,892	1,639	—	—	3,531
Multi-family residential	4,138	1,589	—	—	5,727
Industrial and land	1,094	941	—	—	2,035
Other	680	115	9	—	804
Total mortgages(1)	$9,569	$5,907	$9	$—	$15,485
Loans	$12,885	$14,596	$4,111	$4,615	$36,207
Total mortgages and loans	$22,454	$20,503	$4,120	$4,615	$51,692

(1)    $4,218 of mortgages in Canada are insured by the CMHC.

As at December 31, 2020	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,963	$1,747	$—	$—	$3,710
Office	1,635	1,846	—	—	3,481
Multi-family residential	3,950	1,681	—	—	5,631
Industrial and land	996	949	—	—	1,945
Other	575	86	—	—	661
Total mortgages(1)	$9,119	$6,309	$—	$—	$15,428
Loans	$13,107	$13,773	$3,798	$3,840	$34,518
Total mortgages and loans	$22,226	$20,082	$3,798	$3,840	$49,946

(1)    $4,008 of mortgages in Canada are insured by the CMHC.
The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2021			2020
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Due in 1 year or less	$2,505	$1,373	$3,878	$3,048	$721	$3,769
Due in years 2-5	10,475	4,971	15,446	10,526	3,549	14,075
Due in years 6-10	11,328	3,350	14,678	10,459	3,540	13,999
Due after 10 years	51,690	3,035	54,725	53,801	3,445	57,246
Total debt securities	$75,998	$12,729	$88,727	$77,834	$11,255	$89,089

The carrying value of mortgages by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2021	2020
Due in 1 year or less	$884	$1,230
Due in years 2-5	6,172	5,465
Due in years 6-10	5,979	5,884
Due after 10 years	2,530	2,915
Total mortgages	$15,565	$15,494

The carrying value of loans by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2021	2020
Due in 1 year or less	$1,772	$2,192
Due in years 2-5	7,108	6,954
Due in years 6-10	7,393	6,670
Due after 10 years	19,986	18,751
Total loans	$36,259	$34,567

Disclosure of notional amounts of derivative instruments by type and maturity
Notional amounts of derivative financial instruments are the basis for calculating payments and are generally not the actual amounts exchanged. The following table provides the notional amounts of derivative instruments outstanding by type of derivative and term to maturity:

As at December 31,	2021				2020
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Over-the-counter contracts:
Interest rate contracts:
Forward contracts	$94	$6	$—	$100	$—	$6	$—	$6
Swap contracts	1,273	3,434	13,042	17,749	1,010	3,363	13,302	17,675
Options purchased	878	3,297	1,674	5,849	757	3,246	2,285	6,288
Options written(1)	—	461	—	461	—	465	—	465
Foreign exchange contracts:
Forward contracts	10,824	3,097	—	13,921	12,205	31	—	12,236
Swap contracts	725	2,654	16,494	19,873	1,260	2,797	14,467	18,524
Other contracts:
Options purchased	271	8	—	279	119	8	—	127
Forward contracts	154	163	—	317	132	175	—	307
Swap contracts	446	—	—	446	170	1	—	171
Credit derivatives	322	513	—	835	175	737	—	912
Exchange-traded contracts:
Interest rate contracts:
Futures contracts	3,818	—	—	3,818	3,389	—	—	3,389
Equity contracts:
Futures contracts	2,105	—	—	2,105	2,553	—	—	2,553
Options purchased	213	—	—	213	127	—	—	127
Options written	—	—	—	—	12	—	—	12
Total notional amount	$21,123	$13,633	$31,210	$65,966	$21,909	$10,829	$30,054	$62,792
(1)    These are covered short derivative positions that may include interest rate options, swaptions, or floors.

The following table provides the fair value of derivative instruments outstanding by term to maturity:

As at December 31,	2021				2020
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Derivative assets	$139	$249	$1,195	$1,583	$329	$223	$1,608	$2,160
Derivative liabilities	$(97)	$(184)	$(1,111)	$(1,392)	$(215)	$(245)	$(1,284)	$(1,744)

Disclosure of debt securities, mortgages, and loans by credit quality
The following table summarizes our debt securities by credit quality:

As at December 31,	2021			2020
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Debt securities by credit rating:
AAA	$12,811	$5,294	$18,105	$12,794	$4,810	$17,604
AA	11,510	1,502	13,012	11,870	1,586	13,456
A	29,984	3,282	33,266	30,812	2,600	33,412
BBB	20,710	2,484	23,194	21,203	2,091	23,294
BB and lower	983	167	1,150	1,155	168	1,323
Total debt securities	$75,998	$12,729	$88,727	$77,834	$11,255	$89,089
The following tables summarize our mortgages and loans by credit quality indicator:

As at December 31,	2021	2020
Mortgages by credit rating:
Insured	$4,218	$4,008
AA	1,640	1,435
A	4,979	4,031
BBB	3,814	4,524
BB and lower	822	1,404
Impaired	12	26
Total mortgages	$15,485	$15,428

As at December 31,	2021	2020
Loans by credit rating:
AAA	$192	$212
AA	4,994	4,906
A	14,231	13,183
BBB	14,632	13,758
BB and lower	2,139	2,427
Impaired	19	32
Total loans	$36,207	$34,518
The following table shows the OTC derivative financial instruments with a positive fair value split by counterparty credit rating:

As at December 31,	2021			2020
	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)
Over-the-counter contracts:
AA	$402	$(219)	$183	$596	$(293)	$303
A	1,080	(598)	482	1,430	(575)	855
BBB	74	(11)	63	98	(15)	83
Total over-the-counter derivatives(1)	$1,556	$(828)	$728	$2,124	$(883)	$1,241

(1)    Exchange-traded derivatives with a positive fair value of $27 in 2021 ($36 in 2020) are excluded from the table above, as they are subject to daily margining requirements. Our credit exposure on these derivatives is with the exchanges and clearinghouses.
(2)    Used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all contracts with a positive fair value.
(3)    The credit risk associated with derivative assets subject to master netting arrangements is reduced by derivative liabilities due to the same counterparty in the event of default or early termination. Our overall exposure to credit risk reduced through master netting arrangements may change substantially following the reporting date as the exposure is affected by each transaction subject to the arrangement.
(4)    Net replacement cost is positive replacement cost less the impact of master netting agreements.
The following table provides a summary of the credit default swap protection sold by credit rating of the underlying reference security:

As at December 31,	2021		2020
	Notional amount	Fair value	Notional amount	Fair value
Single name credit default swap contracts:
AA	$38	$1	$38	$1
A	347	4	325	4
BBB	431	9	530	12
BB	19	—	19	—
Total single name credit default swap contracts	$835	$14	$912	$17
Total credit default swap contracts sold	$835	$14	$912	$17
The table below presents the distribution of Reinsurance assets by credit rating:

As at December 31,	2021			2020
	Gross exposure	Collateral	Net exposure	Gross exposure	Collateral	Net exposure
Reinsurance assets by credit rating:
AA	$2,170	$—	$2,170	$2,222	$8	$2,214
A	928	28	900	1,156	73	1,083
BBB	139	117	22	213	127	86
BB	1,861	1,825	36	1,779	1,740	39
CCC	197	194	3	168	164	4
Not rated	136	131	5	90	75	15
Total	$5,431	$2,295	$3,136	$5,628	$2,187	$3,441
Less: Negative reinsurance assets	1,748			1,785
Total Reinsurance assets	$3,683			$3,843

Disclosure of mortgages and loans past due or impaired
The distribution of mortgages and loans past due or impaired is shown in the following tables:

	Gross carrying value			Allowance for losses
As at December 31, 2021	Mortgages	Loans	Total	Mortgages	Loans	Total
Not past due	$15,473	$36,188	$51,661	$—	$—	$—
Impaired	92	71	163	80	52	132
Total	$15,565	$36,259	$51,824	$80	$52	$132
	Gross carrying value			Allowance for losses
As at December 31, 2020	Mortgages	Loans	Total	Mortgages	Loans	Total
Not past due	$15,402	$34,486	$49,888	$—	$—	$—
Impaired	92	81	173	66	49	115
Total	$15,494	$34,567	$50,061	$66	$49	$115

Disclosure of changes in allowance for losses
The changes in the allowances for losses are as follows:

	Mortgages	Loans	Total
Balance, January 1, 2020	$70	$47	$117
Provision for (reversal of) losses	6	17	23
Write-offs, net of recoveries, and other adjustments	(9)	(15)	(24)
Foreign exchange rate movements	(1)	—	(1)
Balance, December 31, 2020	$66	$49	$115
Provision for (reversal of) losses	15	5	20
Write-offs, net of recoveries, and other adjustments	—	(2)	(2)
Foreign exchange rate movements	(1)	—	(1)
Balance, December 31, 2021	$80	$52	$132

Disclosure of equities by issue country
The carrying value of equities by issuer country is shown in the following table:

As at December 31,	2021			2020
	Fair value through profit or loss	Available- for-sale	Total equities	Fair value through profit or loss	Available- for-sale	Total equities
Canada	$3,301	$62	$3,363	$3,064	$15	$3,079
United States	2,010	1,405	3,415	1,046	148	1,194
United Kingdom	186	6	192	163	6	169
Other	2,041	102	2,143	2,096	93	2,189
Total equities	$7,538	$1,575	$9,113	$6,369	$262	$6,631